Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020	May 31, 2019
Deferred tax assets
Allowance doubtful accounts	$ 12,710	$ 4,677
Accrued expenses	76,848	55,172
Net operating loss carry-forward	102,595	43,049
Tax impact from the long term investments disposed to related party	1,521	1,521
Total deferred tax assets	193,674	104,419
Less: valuation allowance	(90,087)	(41,095)	$ (9,088)
Total deferred tax assets, net	103,587	63,324
Deferred tax liabilities
Acquired assets	3,241	3,598
Tax impact from the unrealized gain on available-for-sale investments	9,931	8,308
Total deferred tax liabilities	$ 13,172	$ 11,906